Income Taxes, income tax expense reconciliation by item (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income tax expense reconciliation
Statutory federal income tax expense	$ 102,500,000		$ 68,700,000		$ 127,300,000
State income taxes, net of federal benefit	10,500,000	[1]	8,400,000	[1]	(20,900,000)	[1]
Effect of noncontrolling interests	(1,000,000)				(3,000,000)
Gains (losses) on investments and sale of assets	14,900,000	[2]
Correction of deferred taxes			(6,100,000)	[3]	6,000,000	[3]
Other differences, net	(900,000)		2,600,000		4,100,000
Total income tax expense	$ 126,043,000		$ 73,582,000		$ 113,503,000

[1]	Net state income taxes include changes in the valuation allowance. The 2011 benefit primarily relates to the ability to utilize net operating losses as a result of state income tax law changes. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2013, 2012 and 2011.
[2]	Represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.
[3]	TDS recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis and law changes that related to periods prior to 2012 and 2011, respectively.